Contract Liability	12 Months Ended
Oct. 31, 2023
Contract Liability [Abstract]
CONTRACT LIABILITY

NOTE 15 – CONTRACT LIABILITY

Contract liability comprised of the following:

	October 31,	October 31,
	2023	2022
Customer deposit for car purchase	1,047,079	1,343,442
Total, net	1,047,079	1,343,442

Contract liability – related party See Note 10 for details.